Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 21, 2014	Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	BOSTON PROPERTIES INC
Amendment Flag	false
Entity Central Index Key	0001037540
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		153,006,302
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 15,937,365,185